Other comprehensive income	12 Months Ended
Dec. 31, 2022
Other comprehensive income [abstract]
Other comprehensive income
26.    Other comprehensive income
The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

	Financial instruments FVH	Financial Instruments CFH	Foreign currency translation adjustment	Total
Balance as of January 1, 2020	(613)	(1,117)	(88)	(1,818)
Change in fair value of debt instruments at FVOCI, net of hedging	264	2,001	—	2,265
Change in fair value of equity instruments at FVOCI, net of hedging	546	—	—	546
Reclassification of gains (losses) on financial instruments to profit or loss (1)	(56)	(369)	—	(425)
Exchange difference in conversion of foreign currency operation	—	—	(360)	(360)
Other comprehensive income (loss) for the year	754	1,632	(360)	2,026
Balance as of December 31, 2020	141	515	(448)	208
Change in fair value of debt instruments at FVOCI, net of hedging	(560)	(11,692)	—	(12,252)
Reclassification of gains (losses) on financial instruments to profit or loss (1)	24	24	—	48
Exchange difference in conversion of foreign currency operation	—	—	448	448
Other comprehensive income (loss) for the year	(536)	(11,668)	448	(11,756)
Balance as of December 31, 2021	(395)	(11,153)	—	(11,548)
Change in fair value of debt instruments at FVOCI, net of hedging	(467)	20,080	—	19,613
Reclassification of gains (losses) on financial instruments to profit or loss (1)	—	60	—	60
Other comprehensive income (loss) for the year	(467)	20,140	—	19,673
Balance as of December 31, 2022	(862)	8,987	—	8,125
(1)Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.
26.    Other comprehensive income (continued)
The following table presents amounts reclassified from other comprehensive income to profit or loss:

Details about other comprehensive income components	Amounts reclassified from other comprehensive income			Line item affected in the consolidated statement of profit or loss
	December 31,
	2022	2021	2020
Realized gains (losses) on securities at FVOCI:	—	24	(56)	Net gain (loss) on financial instruments

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(433)	(2,167)	(2,337)	Interest income – loans
	1,851	—	—	Interest expense – borrowings and deposits
	—	24	(369)	Gain (loss) on financial instruments, net
Interest rate and cross-currency swaps	60	—	—	Gain (loss) on financial instruments, net
	1,478	(2,143)	(2,706)